INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the net deferred income tax liability
Balance at beginning of year	$ (525,535)	$ (561,318)
Recognized in income	(134,479)	37,066
Recognized in other comprehensive income	13,856	6,213
Business acquisition		(7,496)
Balance at end of year	$ (646,158)	$ (525,535)